The Millicom Group - A.2.2. Material Joint Ventures - Guatemala and Honduras (Details)					12 Months Ended
	Nov. 18, 2020 USD ($)	Oct. 05, 2020 USD ($)	Jun. 01, 2020 USD ($)	Sep. 19, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)		Oct. 05, 2020 GTQ (Q)	Jan. 01, 2019 USD ($)	Dec. 31, 2017 USD ($)	[4]	Dec. 31, 2015 USD ($)
Disclosure of joint ventures [line items]
Depreciation and amortization					$ (1,208,000,000)	$ (1,100,000,000)		$ (803,000,000)
Operating profit (loss)					446,000,000	575,000,000		640,000,000	[1]
Profit (loss) before taxes from continuing operations					(271,000,000)	218,000,000		119,000,000	[1]
Tax (charge) credit, net					(102,000,000)	(120,000,000)		(112,000,000)	[1]
Net profit (loss) for the period					(385,000,000)	154,000,000		(26,000,000)	[2]
Total non-current assets (excluding goodwill)					10,114,000,000	10,238,000,000	[3]
Total non-current liabilities					7,540,000,000	7,797,000,000	[3]
Carrying value of investment in joint venture					2,642,000,000	2,797,000,000	[3]
Cash and cash equivalents					875,000,000	1,164,000,000	[3]	528,000,000	[4]			$ 619,000,000
Debt and financing – non-current					5,578,000,000	5,786,000,000	[3]				$ 4,123,000,000
Debt and financing – current					113,000,000	186,000,000	[3]				$ 458,000,000
Net cash from operating activities					821,000,000	801,000,000		792,000,000	[4]
Net cash from (used in) investing activities					(495,000,000)	(1,502,000,000)		(1,199,000,000)	[4]
Net cash from (used in) financing activities					(598,000,000)	1,355,000,000		341,000,000	[4]
Exchange impact on cash and cash equivalents, net					(17,000,000)	(8,000,000)		(33,000,000)	[4]
Net (decrease) increase in cash and cash equivalents					(289,000,000)	645,000,000		(98,000,000)	[4]
Impairments/reversal of impairment, net						1,000,000
Interest expense on borrowings					386,000,000	348,000,000		234,000,000
Guatemala joint ventures
Disclosure of joint ventures [line items]
Revenue					1,503,000,000	1,434,000,000		1,373,000,000
Depreciation and amortization					(323,000,000)	(313,000,000)		(283,000,000)
Operating profit (loss)					452,000,000	429,000,000		387,000,000
Financial income (expenses), net (i)					(95,000,000)	(66,000,000)		(56,000,000)
Profit (loss) before taxes from continuing operations					347,000,000	356,000,000		309,000,000
Tax (charge) credit, net					(83,000,000)	(79,000,000)		(69,000,000)
Net profit (loss) for the period					264,000,000	277,000,000		240,000,000
Results for the year					144,000,000	152,000,000		131,000,000
Dividends and advances paid to Millicom					47,000,000	209,000,000		211,000,000
Total non-current assets (excluding goodwill)					2,195,000,000	2,517,000,000		2,280,000,000
Total non-current liabilities					751,000,000	1,216,000,000		981,000,000
Total current assets					742,000,000	717,000,000		718,000,000
Current liabilities					523,000,000	251,000,000		221,000,000
Total net assets					$ 1,662,000,000	$ 1,767,000,000		$ 1,796,000,000
Group's share in %	55.00%				55.00%	55.00%		55.00%
Group's share in USD millions					$ 914,000,000	$ 972,000,000		$ 988,000,000
Goodwill and consolidation adjustments					1,117,000,000	1,117,000,000		1,116,000,000
Carrying value of investment in joint venture					2,031,000,000	2,089,000,000		2,104,000,000
Cash and cash equivalents					188,000,000	189,000,000		217,000,000
Debt and financing – non-current					619,000,000	1,152,000,000		928,000,000
Debt and financing – current					24,000,000	21,000,000		0
Net cash from operating activities					598,000,000	588,000,000		545,000,000
Net cash from (used in) investing activities					(289,000,000)	(205,000,000)		(173,000,000)
Net cash from (used in) financing activities					(308,000,000)	(412,000,000)		(455,000,000)
Exchange impact on cash and cash equivalents, net					(2,000,000)	1,000,000		(3,000,000)
Net (decrease) increase in cash and cash equivalents					(1,000,000)	$ (28,000,000)		$ (86,000,000)
Borrowings, redemption					$ 18,000,000
Proportion of ownership interest in joint venture	55.00%				55.00%	55.00%		55.00%
Honduras joint ventures
Disclosure of joint ventures [line items]
Revenue					$ 552,000,000	$ 594,000,000		$ 586,000,000
Depreciation and amortization					(132,000,000)	(132,000,000)		(133,000,000)
Operating profit (loss)					77,000,000	102,000,000		91,000,000
Financial income (expenses), net (i)					(24,000,000)	(37,000,000)		(29,000,000)
Profit (loss) before taxes from continuing operations					58,000,000	60,000,000		52,000,000
Tax (charge) credit, net					(19,000,000)	(21,000,000)		(18,000,000)
Net profit (loss) for the period					39,000,000	39,000,000		34,000,000
Results for the year					27,000,000	27,000,000		23,000,000
Dividends and advances paid to Millicom					24,000,000	28,000,000		32,000,000
Total non-current assets (excluding goodwill)					461,000,000	516,000,000		506,000,000
Total non-current liabilities					533,000,000	469,000,000		386,000,000
Total current assets					300,000,000	312,000,000		304,000,000
Current liabilities					236,000,000	183,000,000		226,000,000
Total net assets					$ (8,000,000)	$ 176,000,000		$ 198,000,000
Group's share in %					66.70%	66.70%		66.70%
Group's share in USD millions					$ (5,000,000)	$ 117,000,000		$ 132,000,000
Goodwill and consolidation adjustments					615,000,000	591,000,000		598,000,000
Carrying value of investment in joint venture					610,000,000	708,000,000		730,000,000
Cash and cash equivalents					60,000,000	40,000,000		25,000,000
Debt and financing – non-current					390,000,000	384,000,000		298,000,000
Debt and financing – current					10,000,000	39,000,000		85,000,000
Net cash from operating activities					151,000,000	169,000,000		147,000,000
Net cash from (used in) investing activities					(145,000,000)	(77,000,000)		(87,000,000)
Net cash from (used in) financing activities					14,000,000	(77,000,000)		(50,000,000)
Net (decrease) increase in cash and cash equivalents					$ 20,000,000	$ 15,000,000		$ 9,000,000
Proportion of ownership interest in joint venture					66.70%	66.70%		66.70%
6.875% Senior Notes | Guatemala joint ventures
Disclosure of joint ventures [line items]
Notional amount														$ 800,000,000
Redemption price, percentage	102.292%
Payments To Redeem Borrowings	$ 834,000,000
Interest expense on borrowings	16,000,000
Redemption premium	18,000,000
Redemption, interest	7,000,000
Unamortized deferred costs	$ 8,000,000
Issuance price														98.233%
Telefonica Celular, S.A. de C.V. Credit Agreement | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				$ 185,000,000
Borrowings term				10 years
Telefonica Celular, S.A. de C.V. Credit Agreement, Tranche A | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				$ 100,000,000
Telefonica Celular, S.A. de C.V. Credit Agreement, Tranche B | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				60,000,000
Telefonica Celular, S.A. de C.V. Credit Agreement, Tranche C | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				25,000,000
Navega S.A. de C.V. | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				$ 20,000,000
Borrowings term				10 years
Scotiabank Facility March 27, 2015 | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				$ 250,000,000
Banco Industrial S.A. Credit Agreement | Guatemala joint ventures
Disclosure of joint ventures [line items]
Notional amount		$ 218,000,000								Q 1,697,000,000
Borrowings term		5 years
Banco Industrial S.A. Credit Agreement | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				$ 90,000,000
Telefonica Celular, S.A. de C.V. Bank Loan Agreement | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount			$ 32,000,000
Borrowings term			10 years
Fixed interest rate | 6.875% Senior Notes | Guatemala joint ventures
Disclosure of joint ventures [line items]
Borrowings, interest rate														6.875%
Effective interest rate | 6.875% Senior Notes | Guatemala joint ventures
Disclosure of joint ventures [line items]
Borrowings, interest rate														7.168%
LIBOR | Telefonica Celular, S.A. de C.V. Credit Agreement | Honduras joint ventures
Disclosure of joint ventures [line items]
Adjustment to interest rate basis				3.80%
LIBOR | Navega S.A. de C.V. | Honduras joint ventures
Disclosure of joint ventures [line items]
Adjustment to interest rate basis				3.80%
Floor | Telefonica Celular, S.A. de C.V. Credit Agreement | Honduras joint ventures
Disclosure of joint ventures [line items]
Borrowings, interest rate				5.25%
Floor | Navega S.A. de C.V. | Honduras joint ventures
Disclosure of joint ventures [line items]
Borrowings, interest rate				5.25%

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[2]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[3]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).
[4]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.